February 1, 2023

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Causeway Capital Management Trust

Causeway International Value Fund

Causeway Global Value Fund

Causeway Emerging Markets Fund

Causeway International Opportunities Fund

Causeway International Small Cap Fund

Causeway Concentrated Equity Fund

File Nos. 333-67552; 811-10467

Post-Effective Amendment No. 58 Filing Pursuant to 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of the Causeway International Value Fund, the Causeway Global Value Fund, the Causeway Emerging Markets Fund, the Causeway International Opportunities Fund, the Causeway International Small Cap Fund, and the Causeway Concentrated Equity Fund that the Prospectus and Statement of Additional Information dated January 27, 2023 that would have been filed pursuant to Rule 497(c) of the 1933 Act does not differ from that filed as part of Post-Effective Amendment No. 58 filed electronically on January 27, 2023.

Please do not hesitate to contact me at (310) 231-6100 should you have any questions.

Sincerely,

/s/ Gracie V. Fermelia
Gracie V. Fermelia
President, Causeway Capital Management Trust